Goodwill and Intangible Assets - Aggregated Expected Amortization Expense (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 9,071,004
2018	8,224,005
2019	738,504
2020	738,504
2021	732,752
Thereafter	2,062,060
Intangible assets, net	$ 21,566,829	$ 30,637,829	$ 39,995,871